UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
David L. Musto
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2016

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West S&P 500® Index Fund
(Institutional Class, Initial Class and Class L)
Semi-Annual Report
June 30, 2016
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 30, 2016
Sector	Percentage of Fund Investments
Consumer, Non-cyclical	23.69%
Financial	16.11
Communications	12.38
Technology	11.99
Consumer, Cyclical	9.61
Industrial	9.26
Energy	7.12
Utilities	3.52
Basic Materials	2.40
Diversified	0.03
Short Term Investments	3.89
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/16)	(06/30/16)	(01/01/16 – 06/30/16)
Institutional Class
Actual	$1,000.00	$1,037.40	$1.27
Hypothetical (5% return before expenses)	$1,000.00	$1,023.60	$1.26
Initial Class
Actual	$1,000.00	$1,034.70	$3.04
Hypothetical (5% return before expenses)	$1,000.00	$1,021.90	$3.02
Class L
Actual	$1,000.00	$1,033.60	$4.30
Hypothetical (5% return before expenses)	$1,000.00	$1,020.60	$4.27
* Expenses are equal to the Fund's annualized expense ratio of 0.25% for the Institutional Class, 0.60% for the Initial Class and 0.85% for the Class L shares, multiplied by the average account value over the period, multiplied by 182/366 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.46%
26,265	Air Products & Chemicals Inc	$ 3,730,681
15,966	Albemarle Corp	1,266,263
177,617	Alcoa Inc	1,646,510
31,341	CF Industries Holdings Inc	755,318
151,648	Dow Chemical Co	7,538,422
19,518	Eastman Chemical Co	1,325,272
35,652	Ecolab Inc	4,228,327
117,975	EI du Pont de Nemours & Co	7,644,780
17,156	FMC Corp	794,494
165,678	Freeport-McMoRan Inc	1,845,653
10,795	International Flavors & Fragrances Inc	1,360,926
55,533	International Paper Co	2,353,489
45,874	LyondellBasell Industries NV Class A	3,413,943
59,000	Monsanto Co	6,101,190
47,246	Mosaic Co(a)	1,236,900
71,653	Newmont Mining Corp	2,803,065
42,939	Nucor Corp	2,121,616
35,934	PPG Industries Inc	3,742,526
38,158	Praxair Inc	4,288,578
10,715	Sherwin-Williams Co	3,146,674
		61,344,627
Communications — 12.70%
39,663	Alphabet Inc Class A(b)	27,904,110
39,891	Alphabet Inc Class C(b)	27,608,561
52,254	Amazon.com Inc(b)	37,394,007
831,422	AT&T Inc	35,925,745
56,092	CBS Corp Class B	3,053,648
75,231	CenturyLink Inc	2,182,451
679,307	Cisco Systems Inc	19,489,318
326,538	Comcast Corp Class A	21,287,012
20,224	Discovery Communications Inc Class A(a)(b)	510,252
35,035	Discovery Communications Inc Class C(b)	835,585
144,071	eBay Inc(b)	3,372,702
15,356	Expedia Inc	1,632,343
9,021	F5 Networks Inc(b)	1,026,951
312,237	Facebook Inc Class A(b)	35,682,444
151,074	Frontier Communications Corp(a)	746,306
54,348	Interpublic Group of Cos Inc	1,255,439
46,925	Juniper Networks Inc	1,055,343
38,495	Level 3 Communications Inc(b)	1,982,108
20,828	Motorola Solutions Inc	1,374,023
57,846	Netflix Inc(b)	5,291,752
52,111	News Corp Class A	591,460
12,090	News Corp Class B(a)	141,090
32,622	Omnicom Group Inc	2,658,367
6,704	Priceline Group Inc(b)	8,369,341
13,806	Scripps Networks Interactive Inc Class A	859,700
82,199	Symantec Corp	1,688,367
29,156	Tegna Inc	675,545
Shares		Fair Value
Communications — (continued)
105,915	Time Warner Inc	$ 7,788,989
15,437	TripAdvisor Inc(b)	992,599
148,538	Twenty-First Century Fox Inc Class A	4,017,953
56,514	Twenty-First Century Fox Inc Class B	1,540,006
13,343	VeriSign Inc(a)(b)	1,153,636
550,539	Verizon Communications Inc	30,742,098
45,978	Viacom Inc Class B	1,906,708
201,595	Walt Disney Co	19,720,023
118,031	Yahoo! Inc(b)	4,433,244
		316,889,226
Consumer, Cyclical — 9.86%
9,584	Advance Auto Parts Inc	1,549,062
17,000	Alaska Air Group Inc	990,930
77,478	American Airlines Group Inc	2,193,402
10,018	AutoNation Inc(a)(b)	470,646
4,068	AutoZone Inc(b)	3,229,341
22,545	Bed Bath & Beyond Inc	974,395
39,553	Best Buy Co Inc	1,210,322
29,402	BorgWarner Inc	867,947
25,080	CarMax Inc(a)(b)	1,229,672
60,239	Carnival Corp	2,662,564
4,017	Chipotle Mexican Grill Inc(a)(b)	1,617,887
36,175	Coach Inc	1,473,770
59,165	Costco Wholesale Corp	9,291,272
145,056	CVS Health Corp	13,887,661
15,172	Darden Restaurants Inc	960,994
37,464	Delphi Automotive PLC	2,345,246
104,908	Delta Air Lines Inc	3,821,798
38,902	Dollar General Corp	3,656,788
31,815	Dollar Tree Inc(b)	2,998,246
44,586	DR Horton Inc	1,403,567
39,016	Fastenal Co(a)	1,731,920
18,190	Foot Locker Inc	997,903
526,997	Ford Motor Co	6,624,352
31,801	Gap Inc(a)	674,817
189,249	General Motors Co	5,355,747
20,208	Genuine Parts Co	2,046,060
35,519	Goodyear Tire & Rubber Co	911,418
52,121	Hanesbrands Inc	1,309,801
24,446	Harley-Davidson Inc(a)	1,107,404
9,317	Harman International Industries Inc	669,147
14,663	Hasbro Inc	1,231,545
168,014	Home Depot Inc	21,453,708
87,298	Johnson Controls Inc	3,863,810
25,930	Kohl's Corp	983,266
33,438	L Brands Inc	2,244,693
18,014	Leggett & Platt Inc	920,696
24,771	Lennar Corp Class A	1,141,943
41,322	LKQ Corp(b)	1,309,907
119,676	Lowe's Cos Inc	9,474,749
41,190	Macy's Inc	1,384,396
26,356	Marriott International Inc Class A(a)	1,751,620
45,980	Mattel Inc	1,438,714
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
118,562	McDonald's Corp	$ 14,267,751
23,840	Michael Kors Holdings Ltd(b)	1,179,603
8,606	Mohawk Industries Inc(b)	1,633,075
61,679	Newell Brands Inc	2,995,749
179,827	NIKE Inc Class B	9,926,450
17,638	Nordstrom Inc(a)	671,126
12,922	O'Reilly Automotive Inc(b)	3,503,154
47,333	PACCAR Inc	2,455,163
43,886	PulteGroup Inc	855,338
10,945	PVH Corp	1,031,347
7,902	Ralph Lauren Corp	708,177
54,944	Ross Stores Inc	3,114,775
22,675	Royal Caribbean Cruises Ltd	1,522,626
10,490	Signet Jewelers Ltd	864,481
86,742	Southwest Airlines Co	3,401,154
87,287	Staples Inc	752,414
197,848	Starbucks Corp	11,301,078
23,498	Starwood Hotels & Resorts Worldwide Inc	1,737,677
79,869	Target Corp	5,576,454
14,481	Tiffany & Co	878,128
88,625	TJX Cos Inc	6,844,509
17,985	Tractor Supply Co	1,639,872
8,441	Ulta Salon Cosmetics & Fragrance Inc(b)	2,056,565
24,735	Under Armour Inc Class A(a)(b)	992,616
23,376	Under Armour Inc Class C(b)	850,877
44,956	United Continental Holdings Inc(b)	1,844,994
13,479	Urban Outfitters Inc(b)	370,673
44,292	VF Corp	2,723,515
116,718	Walgreens Boots Alliance Inc	9,719,108
206,256	Wal-Mart Stores Inc	15,060,813
10,052	Whirlpool Corp	1,675,065
7,900	WW Grainger Inc(a)	1,795,275
15,645	Wyndham Worldwide Corp	1,114,393
10,414	Wynn Resorts Ltd(a)	943,925
55,028	Yum! Brands Inc	4,562,922
		246,033,968
Consumer, Non-Cyclical — 24.30%
198,422	Abbott Laboratories	7,799,969
218,439	AbbVie Inc	13,523,558
47,352	Aetna Inc	5,783,100
30,256	Alexion Pharmaceuticals Inc(b)	3,532,691
53,423	Allergan PLC(b)	12,345,521
264,233	Altria Group Inc	18,221,508
26,006	AmerisourceBergen Corp	2,062,796
101,458	Amgen Inc	15,436,835
35,514	Anthem Inc	4,664,409
80,256	Archer-Daniels-Midland Co	3,442,180
61,319	Automatic Data Processing Inc	5,633,377
12,416	Avery Dennison Corp	928,096
74,588	Baxter International Inc	3,372,869
28,660	Becton Dickinson & Co	4,860,449
29,585	Biogen Inc(b)	7,154,245
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
183,257	Boston Scientific Corp(b)	$ 4,282,716
225,455	Bristol-Myers Squibb Co	16,582,215
13,691	Brown-Forman Corp Class B	1,365,814
24,217	Campbell Soup Co	1,611,157
43,346	Cardinal Health Inc	3,381,421
104,617	Celgene Corp(b)	10,318,375
22,530	Centene Corp(b)	1,607,966
17,291	Church & Dwight Co Inc	1,779,071
34,644	Cigna Corp	4,434,086
11,939	Cintas Corp	1,171,574
17,469	Clorox Co	2,417,535
525,862	Coca-Cola Co	23,837,324
120,610	Colgate-Palmolive Co	8,828,652
58,942	ConAgra Foods Inc	2,818,017
23,826	Constellation Brands Inc Class A	3,940,820
10,072	CR Bard Inc	2,368,532
80,922	Danaher Corp	8,173,122
22,149	DaVita HealthCare Partners Inc(b)	1,712,561
31,811	Dentsply Sirona Inc	1,973,554
25,780	Dr Pepper Snapple Group Inc	2,491,121
28,399	Edwards Lifesciences Corp(b)	2,832,232
131,193	Eli Lilly & Co	10,331,449
26,565	Endo International PLC(b)	414,148
16,074	Equifax Inc	2,063,902
29,645	Estee Lauder Cos Inc Class A	2,698,288
84,947	Express Scripts Holding Co(b)	6,438,983
80,279	General Mills Inc	5,725,498
179,874	Gilead Sciences Inc	15,005,089
20,419	Global Payments Inc	1,457,508
32,223	H&R Block Inc	741,129
41,427	HCA Holdings Inc(b)	3,190,293
11,265	Henry Schein Inc(b)	1,991,652
19,118	Hershey Co	2,169,702
32,715	Hologic Inc(b)	1,131,939
36,497	Hormel Foods Corp	1,335,790
20,129	Humana Inc	3,620,805
19,881	Illumina Inc(b)	2,790,895
5,140	Intuitive Surgical Inc(b)	3,399,647
16,164	JM Smucker Co	2,463,555
371,498	Johnson & Johnson	45,062,707
34,039	Kellogg Co	2,779,284
48,638	Kimberly-Clark Corp	6,686,752
80,470	Kraft Foods Group Inc	7,119,986
128,284	Kroger Co	4,719,568
13,830	Laboratory Corp of America Holdings(b)	1,801,634
14,756	Mallinckrodt PLC(b)	896,870
15,418	McCormick & Co Inc	1,644,638
30,307	McKesson Corp	5,656,802
25,689	Mead Johnson Nutrition Co Class A	2,331,277
189,914	Medtronic PLC	16,478,838
373,845	Merck & Co Inc	21,537,210
24,868	Molson Coors Brewing Co Class B	2,514,901
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
209,619	Mondelez International Inc Class A	$ 9,539,761
18,831	Monster Beverage Corp(b)	3,026,330
23,033	Moody's Corp	2,158,422
57,674	Mylan NV(b)	2,493,824
48,306	Nielsen Holdings NV	2,510,463
11,726	Patterson Cos Inc	561,558
148,963	PayPal Holdings Inc(b)	5,438,639
195,082	PepsiCo Inc	20,666,987
19,150	Perrigo Co PLC	1,736,330
819,111	Pfizer Inc	28,840,898
209,511	Philip Morris International Inc	21,311,459
359,506	Procter & Gamble Co	30,439,373
22,315	Quanta Services Inc(b)	515,923
19,587	Quest Diagnostics Inc	1,594,578
10,534	Regeneron Pharmaceuticals Inc(b)	3,678,789
111,809	Reynolds American Inc	6,029,859
18,510	Robert Half International Inc	706,342
35,489	S&P Global Inc	3,806,550
38,394	St Jude Medical Inc	2,994,732
42,428	Stryker Corp(a)	5,084,147
69,963	Sysco Corp	3,549,923
53,147	Thermo Fisher Scientific Inc	7,853,001
22,814	Total System Services Inc	1,211,652
40,590	Tyson Foods Inc Class A	2,711,006
12,883	United Rentals Inc(b)	864,449
128,414	UnitedHealth Group Inc	18,132,057
12,219	Universal Health Services Inc Class B	1,638,568
13,196	Varian Medical Systems Inc(b)	1,085,107
20,320	Verisk Analytics Inc Class A(b)	1,647,546
33,407	Vertex Pharmaceuticals Inc(b)	2,873,670
70,110	Western Union Co	1,344,710
43,124	Whole Foods Market Inc	1,380,830
26,502	Zimmer Biomet Holdings Inc	3,190,311
60,825	Zoetis Inc	2,886,754
		606,394,755
Diversified — 0.03%
45,021	Leucadia National Corp	780,214
Energy — 7.30%
68,938	Anadarko Petroleum Corp	3,670,949
51,124	Apache Corp	2,846,073
59,144	Baker Hughes Inc	2,669,169
62,802	Cabot Oil & Gas Corp	1,616,524
79,372	Chesapeake Energy Corp(a)(b)	339,712
254,545	Chevron Corp	26,683,952
12,632	Cimarex Energy Co	1,507,250
51,000	Columbia Pipeline Group Inc	1,299,990
17,605	Concho Resources Inc(b)	2,099,748
167,255	ConocoPhillips	7,292,318
70,330	Devon Energy Corp	2,549,463
Shares		Fair Value
Energy — (continued)
8,425	Diamond Offshore Drilling Inc(a)	$ 204,980
74,320	EOG Resources Inc	6,199,774
22,794	EQT Corp	1,764,939
560,036	Exxon Mobil Corp	52,497,775
10,357	First Solar Inc(b)	502,107
30,235	FMC Technologies Inc(b)	806,367
116,051	Halliburton Co	5,255,950
13,997	Helmerich & Payne Inc(a)	939,619
34,964	Hess Corp	2,101,336
247,141	Kinder Morgan Inc	4,626,480
114,778	Marathon Oil Corp	1,722,818
71,953	Marathon Petroleum Corp	2,731,336
22,084	Murphy Oil Corp	701,167
50,701	National Oilwell Varco Inc	1,706,089
26,185	Newfield Exploration Co(b)	1,156,853
57,998	Noble Energy Inc	2,080,388
103,150	Occidental Petroleum Corp	7,794,014
28,481	ONEOK Inc	1,351,423
63,176	Phillips 66	5,012,384
22,090	Pioneer Natural Resources Co	3,340,229
22,926	Range Resources Corp	989,028
187,667	Schlumberger Ltd	14,840,706
63,927	Southwestern Energy Co(a)(b)	804,202
92,409	Spectra Energy Corp	3,384,942
16,873	Tesoro Corp	1,264,125
46,364	Transocean Ltd(a)	551,268
64,057	Valero Energy Corp	3,266,907
92,248	Williams Cos Inc	1,995,324
		182,167,678
Financial — 16.53%
7,191	Affiliated Managers Group Inc(b)	1,012,277
55,720	Aflac Inc	4,020,755
8,214	Alliance Data Systems Corp(b)	1,609,287
50,202	Allstate Corp	3,511,630
109,179	American Express Co	6,633,716
151,135	American International Group Inc	7,993,530
57,341	American Tower Corp REIT	6,514,511
22,206	Ameriprise Financial Inc	1,995,209
35,354	Aon PLC	3,861,717
21,281	Apartment Investment & Management Co REIT Class A	939,769
24,932	Arthur J Gallagher & Co	1,186,763
9,090	Assurant Inc	784,558
18,525	AvalonBay Communities Inc REIT	3,341,725
1,387,310	Bank of America Corp	18,409,604
144,665	Bank of New York Mellon Corp	5,620,235
110,865	BB&T Corp	3,947,903
253,080	Berkshire Hathaway Inc Class B(b)	36,643,453
16,989	BlackRock Inc Class A	5,819,242
20,747	Boston Properties Inc REIT	2,736,529
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Shares		Fair Value
Financial — (continued)
68,457	Capital One Financial Corp	$ 4,347,704
37,686	CBRE Group Inc Class A(b)	997,925
162,440	Charles Schwab Corp	4,111,356
62,732	Chubb Ltd	8,199,700
19,978	Cincinnati Financial Corp	1,496,152
396,388	Citigroup Inc	16,802,887
69,526	Citizens Financial Group Inc	1,389,129
45,736	CME Group Inc	4,454,686
23,921	Comerica Inc	983,871
45,501	Crown Castle International Corp REIT	4,615,166
19,531	Digital Realty Trust Inc REIT(a)	2,128,684
54,969	Discover Financial Services	2,945,789
37,411	E*TRADE Financial Corp(b)	878,784
9,377	Equinix Inc REIT(a)	3,635,744
49,364	Equity Residential REIT	3,400,192
8,725	Essex Property Trust Inc REIT	1,990,085
16,911	Extra Space Storage Inc REIT	1,564,944
9,576	Federal Realty Investment Trust REIT	1,585,307
102,811	Fifth Third Bancorp	1,808,445
51,673	Franklin Resources Inc	1,724,328
77,267	General Growth Properties Inc REIT	2,304,102
52,175	Goldman Sachs Group Inc	7,752,161
54,756	Hartford Financial Services Group Inc	2,430,071
62,992	HCP Inc REIT	2,228,657
100,931	Host Hotels & Resorts Inc REIT	1,636,092
111,130	Huntington Bancshares Inc	993,502
16,078	Intercontinental Exchange Inc	4,115,325
57,000	Invesco Ltd	1,455,780
31,955	Iron Mountain Inc REIT	1,272,768
493,864	JPMorgan Chase & Co	30,688,709
113,770	KeyCorp	1,257,159
56,677	Kimco Realty Corp REIT	1,778,524
13,527	Legg Mason Inc	398,911
32,427	Lincoln National Corp	1,257,195
37,496	Loews Corp	1,540,711
21,984	M&T Bank Corp	2,599,168
17,718	Macerich Co REIT	1,512,940
70,397	Marsh & McLennan Cos Inc	4,819,379
131,115	MasterCard Inc Class A	11,545,987
148,385	MetLife Inc	5,910,175
204,057	Morgan Stanley	5,301,401
15,553	NASDAQ OMX Group Inc	1,005,813
45,072	Navient Corp	538,610
28,815	Northern Trust Corp	1,909,282
43,162	People's United Financial Inc	632,755
67,674	PNC Financial Services Group Inc	5,507,987
36,519	Principal Financial Group Inc	1,501,296
78,739	Progressive Corp	2,637,757
70,218	Prologis Inc REIT	3,443,491
59,967	Prudential Financial Inc	4,278,046
Shares		Fair Value
Financial — (continued)
19,904	Public Storage REIT	$ 5,087,263
34,408	Realty Income Corp REIT	2,386,539
180,217	Regions Financial Corp	1,533,647
41,788	Simon Property Group Inc REIT	9,063,817
13,538	SL Green Realty Corp REIT	1,441,391
53,525	State Street Corp	2,886,068
66,553	SunTrust Banks Inc	2,733,997
112,628	Synchrony Financial(b)	2,847,236
33,403	T Rowe Price Group Inc	2,437,417
15,596	Torchmark Corp	964,145
39,141	Travelers Cos Inc Class A	4,659,345
36,079	UDR Inc REIT	1,332,037
31,391	Unum Group	997,920
219,176	US Bancorp	8,839,368
45,668	Ventas Inc REIT	3,325,544
257,259	Visa Inc Class A	19,080,900
23,907	Vornado Realty Trust REIT	2,393,569
623,987	Wells Fargo & Co	29,533,305
48,215	Welltower Inc REIT	3,672,537
100,184	Weyerhaeuser Co REIT	2,982,478
18,698	Willis Towers Watson PLC	2,324,348
40,666	XL Group PLC	1,354,584
27,636	Zions Bancorporation	694,493
		412,468,993
Industrial — 9.50%
81,915	3M Co	14,344,955
5,794	Acuity Brands Inc	1,436,680
43,199	Agilent Technologies Inc	1,916,308
12,930	Allegion PLC	897,730
31,199	AMETEK Inc	1,442,330
40,970	Amphenol Corp Class A	2,348,810
24,116	Ball Corp	1,743,346
80,872	Boeing Co	10,502,847
78,857	Caterpillar Inc	5,978,149
19,282	CH Robinson Worldwide Inc	1,431,688
147,797	Corning Inc	3,026,883
130,457	CSX Corp	3,402,319
21,700	Cummins Inc	2,439,948
39,745	Deere & Co(a)	3,220,935
21,885	Dover Corp	1,517,068
61,873	Eaton Corp PLC	3,695,674
87,398	Emerson Electric Co	4,558,680
24,180	Expeditors International of Washington Inc	1,185,787
33,715	FedEx Corp	5,117,263
18,582	FLIR Systems Inc	575,113
18,360	Flowserve Corp	829,321
18,466	Fluor Corp	910,004
20,844	Fortune Brands Home & Security Inc	1,208,327
15,513	Garmin Ltd(a)	658,061
38,798	General Dynamics Corp	5,402,234
1,241,955	General Electric Co	39,096,743
16,699	Harris Corp	1,393,365
102,930	Honeywell International Inc	11,972,818
43,682	Illinois Tool Works Inc	4,549,917
34,773	Ingersoll-Rand PLC	2,214,345
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Shares		Fair Value
Industrial — (continued)
16,773	Jacobs Engineering Group Inc(b)	$ 835,463
12,032	JB Hunt Transport Services Inc	973,750
14,191	Kansas City Southern	1,278,467
10,321	L-3 Communications Holdings Inc	1,513,987
35,362	Lockheed Martin Corp	8,775,788
8,648	Martin Marietta Materials Inc	1,660,416
44,560	Masco Corp	1,378,686
39,861	Norfolk Southern Corp	3,393,367
24,164	Northrop Grumman Corp	5,371,174
20,916	Owens-Illinois Inc(b)	376,697
18,257	Parker-Hannifin Corp	1,972,669
23,543	Pentair PLC	1,372,321
14,457	PerkinElmer Inc	757,836
40,110	Raytheon Co	5,452,954
33,117	Republic Services Inc	1,699,233
17,833	Rockwell Automation Inc	2,047,585
17,584	Rockwell Collins Inc	1,497,102
13,668	Roper Technologies Inc	2,331,214
6,599	Ryder System Inc	403,463
27,320	Sealed Air Corp	1,255,900
7,853	Snap-on Inc	1,239,360
20,573	Stanley Black & Decker Inc	2,288,129
11,468	Stericycle Inc(b)	1,194,048
49,100	TE Connectivity Ltd	2,804,101
34,883	Textron Inc	1,275,322
7,023	TransDigm Group Inc(b)	1,851,895
57,467	Tyco International PLC	2,448,094
113,589	Union Pacific Corp	9,910,640
93,251	United Parcel Service Inc Class B	10,044,998
105,114	United Technologies Corp	10,779,441
17,988	Vulcan Materials Co	2,165,036
55,365	Waste Management Inc	3,669,039
11,148	Waters Corp(b)	1,567,966
34,065	Westrock Co	1,324,107
24,162	Xylem Inc	1,078,833
		237,006,729
Technology — 12.30%
84,248	Accenture PLC Class A	9,544,456
68,796	Activision Blizzard Inc	2,726,385
67,558	Adobe Systems Inc(b)	6,471,381
23,176	Akamai Technologies Inc(b)	1,296,234
40,711	Analog Devices Inc	2,305,871
739,774	Apple Inc	70,722,394
145,701	Applied Materials Inc	3,492,453
30,333	Autodesk Inc(b)	1,642,229
50,097	Broadcom Ltd	7,785,074
39,701	CA Inc	1,303,384
40,638	Cerner Corp(b)	2,381,387
21,416	Citrix Systems Inc(b)	1,715,207
81,828	Cognizant Technology Solutions Corp Class A(b)	4,683,835
18,926	CSRA Inc	443,436
4,829	Dun & Bradstreet Corp	588,365
40,735	Electronic Arts Inc(b)	3,086,084
Shares		Fair Value
Technology — (continued)
263,797	EMC Corp	$ 7,167,364
37,587	Fidelity National Information Services Inc	2,769,410
29,581	Fiserv Inc(b)	3,216,342
221,726	Hewlett Packard Enterprise Co	4,050,934
228,585	HP Inc	2,868,742
637,748	Intel Corp	20,918,134
119,279	International Business Machines Corp	18,104,167
34,149	Intuit Inc	3,811,370
21,883	KLA-Tencor Corp	1,602,930
21,555	Lam Research Corp(a)	1,811,913
32,292	Linear Technology Corp	1,502,547
29,013	Microchip Technology Inc(a)	1,472,700
140,319	Micron Technology Inc(b)	1,930,789
1,061,626	Microsoft Corp	54,323,402
41,825	NetApp Inc	1,028,477
68,515	NVIDIA Corp	3,220,890
420,357	Oracle Corp	17,205,212
43,287	Paychex Inc	2,575,577
25,217	Pitney Bowes Inc	448,863
17,213	Qorvo Inc(b)	951,190
198,391	QUALCOMM Inc	10,627,806
24,128	Red Hat Inc(b)	1,751,693
86,012	Salesforce.com Inc(b)	6,830,213
40,005	Seagate Technology PLC(a)	974,522
25,693	Skyworks Solutions Inc	1,625,853
18,315	Teradata Corp(b)	459,157
135,630	Texas Instruments Inc	8,497,219
44,466	Western Digital Corp	2,101,463
132,833	Xerox Corp	1,260,585
34,704	Xilinx Inc	1,600,896
		306,898,535
Utilities — 3.62%
89,692	AES Corp	1,119,356
15,809	AGL Resources Inc	1,042,920
31,391	Alliant Energy Corp	1,246,223
32,770	Ameren Corp	1,755,816
66,356	American Electric Power Co Inc	4,650,892
23,666	American Water Works Co Inc	2,000,014
59,386	CenterPoint Energy Inc	1,425,264
37,702	CMS Energy Corp	1,729,014
41,079	Consolidated Edison Inc	3,304,395
83,226	Dominion Resources Inc	6,485,802
24,043	DTE Energy Co	2,383,142
93,043	Duke Energy Corp	7,982,159
44,004	Edison International	3,417,791
24,141	Entergy Corp	1,963,870
42,491	Eversource Energy	2,545,211
123,933	Exelon Corp	4,506,204
56,628	FirstEnergy Corp	1,976,883
62,322	NextEra Energy Inc	8,126,789
43,688	NiSource Inc	1,158,606
43,514	NRG Energy Inc	652,275
66,995	PG&E Corp	4,282,320
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Shares		Fair Value
Utilities — (continued)
14,512	Pinnacle West Capital Corp	$ 1,176,343
91,427	PPL Corp	3,451,369
68,421	Public Service Enterprise Group Inc	3,189,103
19,302	SCANA Corp	1,460,389
32,012	Sempra Energy	3,650,008
126,760	Southern Co	6,798,139
30,297	TECO Energy Inc	837,409
42,631	WEC Energy Group Inc	2,783,804
68,604	Xcel Energy Inc	3,072,087
		90,173,597
TOTAL COMMON STOCK — 98.60% (Cost $1,721,995,215)		$ 2,460,158,322
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 2.73%
	Federal Home Loan Bank
$43,541,000	0.05%, 07/01/2016	43,541,000
24,597,000	0.16%, 07/19/2016	24,594,909
		68,135,909
Repurchase Agreements — 1.25%
7,437,458	Undivided interest of 15.80% in a repurchase agreement (principal amount/value $47,094,362 with a maturity value of $47,094,885) with Barclays Capital Inc, 0.40%, dated 6/30/16 to be repurchased at $7,437,458 on 7/1/16 collateralized by U.S. Treasury securities, 0.00% - 4.25%, 8/15/16 - 11/15/45, with a value of $48,036,252.(c)	7,437,458
7,437,458	Undivided interest of 6.76% in a repurchase agreement (principal amount/value $110,040,824 with a maturity value of $110,042,169) with Citigroup Global Markets Inc, 0.44%, dated 6/30/16 to be repurchased at $7,437,458 on 7/1/16 collateralized by U.S. Treasury securities and Government National Mortgage Association securities, 0.50% - 7.50%, 4/30/17 - 3/15/57, with a value of $112,241,646.(c)	7,437,458
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$7,437,458	Undivided interest of 6.86% in a repurchase agreement (principal amount/value $108,390,515 with a maturity value of $108,392,020) with Daiwa Capital Markets America Inc, 0.50%, dated 6/30/16 to be repurchased at $7,437,458 on 7/1/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.00%, 7/7/16 - 2/1/49, with a value of $110,558,327.(c)
$ 7,437,458
1,565,469	Undivided interest of 7.41% in a repurchase agreement (principal amount/value $21,138,401 with a maturity value of $21,138,648) with RBC Capital Markets Corp, 0.42%, dated 6/30/16 to be repurchased at $1,565,469 on 7/1/16 collateralized by U.S. Treasury securities, 0.63% - 2.25%, 5/31/17 - 11/15/25, with a value of $21,561,169.(c)	1,565,469
7,437,458	Undivided interest of 8.91% in a repurchase agreement (principal amount/value $83,516,513 with a maturity value of $83,517,487) with Scotia Capital (USA) Inc, 0.42%, dated 6/30/16 to be repurchased at $7,437,458 on 7/1/16 collateralized by various U.S. Government Agency securities, 3.00% - 7.25%, 1/1/30 - 6/20/46, with a value of $85,187,837.(c)	7,437,458
31,315,301
SHORT TERM INVESTMENTS — 3.98% (Cost $99,451,210)		$ 99,451,210
TOTAL INVESTMENTS — 102.58% (Cost $1,821,446,425)		$ 2,559,609,532
OTHER ASSETS & LIABILITIES, NET — (2.58)%		$ (64,427,535)
TOTAL NET ASSETS — 100.00%		$ 2,495,181,997
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
(a)	All or a portion of the security is on loan at June 30, 2016.
(b)	Non-income producing security.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
At June 30, 2016, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Currency	Notional Value	Expiration Date	Net Unrealized Appreciation
S&P 500® Emini Long Futures	400	USD	41,804,000	September 2016	$152,702
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2016 (Unaudited)
Great-West S&P 500® Index Fund
ASSETS:
Investments in securities, fair value (including $30,610,181 of securities on loan)(a)	$2,528,294,231
Repurchase agreements, fair value(b)	31,315,301
Cash	855,436
Margin deposits	1,680,000
Subscriptions receivable	3,645,344
Variation margin on futures contracts	6,225,166
Dividends receivable	2,741,483
Total Assets	2,574,756,961
LIABILITIES:
Payable to investment adviser	505,417
Payable for administrative services fees	426,172
Payable upon return of securities loaned	31,315,301
Redemptions payable	7,298,532
Payable for investments purchased	39,998,550
Payable for distribution fees	30,992
Total Liabilities	79,574,964
NET ASSETS	$2,495,181,997
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$18,897,273
Paid-in capital in excess of par	1,707,296,666
Net unrealized appreciation	738,315,809
Undistributed net investment income	582,388
Accumulated net realized gain	30,089,861
NET ASSETS	$2,495,181,997
NET ASSETS BY CLASS
Initial Class	$1,342,346,756
Class L	$161,029,599
Institutional Class	$991,805,642
CAPITAL STOCK:
Authorized
Initial Class	140,000,000
Class L	15,000,000
Institutional Class	150,000,000
Issued and Outstanding
Initial Class	74,199,053
Class L	11,100,850
Institutional Class	103,672,822
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Initial Class	$18.09
Class L	$14.51
Institutional Class	$9.57
(a) Cost of investments	$1,790,131,124
(b) Cost of repurchase agreements	$31,315,301
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2016 (Unaudited)
Great-West S&P 500® Index Fund
INVESTMENT INCOME:
Interest	$56,328
Income from securities lending	89,565
Dividends	26,245,766
Total Income	26,391,659
EXPENSES:
Management fees	2,912,213
Administrative services fees – Initial Class	2,265,221
Administrative services fees – Class L	211,256
Distribution fees – Class L	151,335
Total Expenses	5,540,025
NET INVESTMENT INCOME	20,851,634
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	21,971,945
Net realized gain on futures contracts	6,266,329
Net Realized Gain	28,238,274
Net change in unrealized appreciation on investments	41,425,981
Net change in unrealized appreciation on futures contracts	57,322
Net Change in Unrealized Appreciation	41,483,303
Net Realized and Unrealized Gain	69,721,577
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$90,573,211
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2016 and fiscal year ended December 31, 2015
Great-West S&P 500® Index Fund	2016 (Unaudited)	2015
OPERATIONS:
Net investment income	$20,851,634	$36,638,775
Net realized gain	28,238,274	64,442,752
Net change in unrealized appreciation (depreciation)	41,483,303	(83,174,218)
Net Increase in Net Assets Resulting from Operations	90,573,211	17,907,309
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(6,384,070)	(16,613,544)
Class L	(984,928)	(1,072,663)
Institutional Class	(12,900,248)	(21,942,104)
From net investment income	(20,269,246)	(39,628,311)
From net realized gains
Initial Class	-	(27,963,864)
Class L	-	(2,051,143)
Institutional Class	-	(30,076,288)
From net realized gains	0	(60,091,295)
Total Distributions	(20,269,246)	(99,719,606)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	270,797,454	689,741,346
Class L	84,984,257	76,300,791
Institutional Class	143,524,752	1,038,900,877
Shares issued in reinvestment of distributions
Initial Class	6,384,070	44,577,408
Class L	984,928	3,123,806
Institutional Class	12,900,248	52,018,392
Shares redeemed
Initial Class	(284,785,063)	(1,558,459,746)
Class L	(21,140,331)	(24,921,151)
Institutional Class	(62,652,485)	(159,219,998)
Net Increase in Net Assets Resulting from Capital Share Transactions	150,997,830	162,061,725
Total Increase in Net Assets	221,301,795	80,249,428
NET ASSETS:
Beginning of Period	2,273,880,202	2,193,630,774
End of Period(a)	$2,495,181,997	$2,273,880,202
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2016 and fiscal year ended December 31, 2015
Great-West S&P 500® Index Fund	2016 (Unaudited)	2015
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	15,690,749	38,095,374
Class L	6,077,718	5,221,791
Institutional Class	15,602,415	104,360,663
Shares issued in reinvestment of distributions
Initial Class	363,558	2,504,742
Class L	69,952	217,850
Institutional Class	1,390,113	5,444,713
Shares redeemed
Initial Class	(16,368,420)	(85,554,538)
Class L	(1,505,370)	(1,692,066)
Institutional Class	(6,716,610)	(16,408,472)
Net Increase	14,604,105	52,190,057
(a) Including undistributed net investment income:	$582,388	$0
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(a)
Initial Class
06/30/2016	$17.57	0.14 (b)	0.47	0.61	(0.09)	-	(0.09)	$18.09	3.47% (c)
12/31/2015	$18.03	0.27 (b)	(0.13)	0.14	(0.22)	(0.38)	(0.60)	$17.57	0.75%
12/31/2014	$16.38	0.24 (b)	1.89	2.13	(0.27)	(0.21)	(0.48)	$18.03	13.00%
12/31/2013	$12.75	0.22 (b)	3.79	4.01	(0.28)	(0.10)	(0.38)	$16.38	31.62%
12/31/2012	$11.34	0.21 (b)	1.53	1.74	(0.20)	(0.13)	(0.33)	$12.75	15.42%
12/31/2011	$11.41	0.19	(0.02)	0.17	(0.19)	(0.05)	(0.24)	$11.34	1.50%
Class L
06/30/2016	$14.13	0.10 (b)	0.37	0.47	(0.09)	-	(0.09)	$14.51	3.36% (c)
12/31/2015	$14.63	0.19 (b)	(0.11)	0.08	(0.22)	(0.36)	(0.58)	$14.13	0.50%
12/31/2014	$13.43	0.17 (b)	1.54	1.71	(0.30)	(0.21)	(0.51)	$14.63	12.74% (d)
12/31/2013	$10.55	0.15 (b)	3.13	3.28	(0.30)	(0.10)	(0.40)	$13.43	31.28% (d)
12/31/2012	$ 9.52	0.17 (b)	1.27	1.44	(0.28)	(0.13)	(0.41)	$10.55	15.16% (d)
12/31/2011 (e)	$10.00	0.25	(0.45)	(0.20)	(0.25)	(0.03)	(0.28)	$ 9.52	(1.95%) (c)(d)
Institutional Class
06/30/2016	$ 9.35	0.09 (b)	0.26	0.35	(0.13)	-	(0.13)	$ 9.57	3.74% (c)
12/31/2015 (f)	$10.00	0.13 (b)	(0.21)	(0.08)	(0.24)	(0.33)	(0.57)	$ 9.35	(0.77%) (c)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Initial Class
06/30/2016	$1,342,347	0.60% (h)	0.60% (h)	N/A	1.67% (h)	3% (c)
12/31/2015	$1,309,029	0.60%	0.60%	N/A	1.47%	10%
12/31/2014	$2,153,976	0.60%	0.60%	N/A	1.42%	5%
12/31/2013	$1,803,943	0.60%	0.60%	1.49%	1.49%	4%
12/31/2012	$1,268,188	0.60%	0.60%	1.70%	1.70%	6%
12/31/2011	$ 938,707	0.60%	0.60%	1.47%	1.47%	9%
Class L
06/30/2016	$ 161,030	0.85% (h)	0.85% (h)	N/A	1.41% (h)	3% (c)
12/31/2015	$ 91,235	0.85%	0.85%	N/A	1.27%	10%
12/31/2014	$ 39,654	0.85%	0.85%	N/A	1.19%	5%
12/31/2013	$ 11,625	0.85%	0.85%	1.24%	1.24%	4%
12/31/2012	$ 3,909	0.85%	0.85%	1.58%	1.58%	6%
12/31/2011 (e)	$ 540	0.86% (h)	0.84% (h)	1.69% (h)	1.70% (h)	9%
Institutional Class
06/30/2016	$ 991,806	0.25% (h)	0.25% (h)	N/A	2.01% (h)	3% (c)
12/31/2015 (f)	$ 873,617	0.25% (h)	0.25% (h)	N/A	1.97% (h)	10%
(a)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Not annualized for periods less than one full year.
(d)	Total return shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Class L inception date was July 29, 2011.
(f)	Institutional Class inception date was May 1, 2015.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-four funds. Interests in the Great-West S&P 500® Index Fund (the Fund) are included herein. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s 500 Composite Stock Price Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Initial Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Semi-Annual Report - June 30, 2016

For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2016, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 2,460,158,322	$ —	$ —	$ 2,460,158,322
Short Term Investments	—	99,451,210	—	99,451,210
Total investments, at fair value:	2,460,158,322	99,451,210	0	2,559,609,532
Other Financial Investments:
Futures Contracts(a)	152,702	—	—	152,702
Total Assets	$ 2,460,311,024	$ 99,451,210	$ 0	$ 2,559,762,234
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

Semi-Annual Report - June 30, 2016

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for real estate investment trusts.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2016 were as follows:
Federal tax cost of investments	$1,832,707,336
Gross unrealized appreciation on investments	841,631,240
Gross unrealized depreciation on investments	(114,729,044)
Net unrealized appreciation on investments	$726,902,196
Application of Recent Accounting Pronouncements
In May 2015, the Financial Accounting Standards Board issued ASU No. 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (ASU No. 2015-07). ASU No. 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset per share practical expedient. The amendments are effective for interim and annual periods beginning after December 15, 2015. The adoption of ASU No. 2015-07 did not have an impact on the Fund's financial position or the results of its operations.
2.  RISK EXPOSURES
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:

Semi-Annual Report - June 30, 2016

Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts
The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 558 futures contracts for the reporting period.
Valuation of derivative investments as of June 30, 2016 is as follows:
Asset Derivatives
Derivatives Not Accounted for as Hedging Investments	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized appreciation	$152,702 (a)
(a)	Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the period ended June 30, 2016 is as follows:
	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Derivatives Not Accounted for as Hedging Investments	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Equity contracts (futures contracts)	Net realized gain on futures contracts	$6,266,329	Net change in unrealized appreciation on futures contracts	$57,322
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.25% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses. Effective April 29, 2016, the Adviser and Great-West Funds have entered into a sub-advisory agreement with Irish Life Investment Managers Limited, an affiliate of the Adviser and GWL&A. Prior to that date, the Adviser and Great-West Funds had a sub-advisory agreement with Mellon Capital Management Corporation. The Fund is not responsible for payment of the sub-advisory fees.

Semi-Annual Report - June 30, 2016

Great-West Funds has entered into an administrative services agreement with GWL&A. Pursuant to the administrative services agreement, GWL&A provides recordkeeping and administrative services to shareholders and account owners and receives from the Initial Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Fund. The amount waived, if any, is reflected in the Statement of Operations.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-four funds for which they serve as directors was $194,106 for the period ended June 30, 2016.
4.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2016, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $221,004,521 and $78,051,838, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2016, the Fund had securities on loan valued at $30,610,181 and received collateral as reported on the Statement of Assets and Liabilities of $31,315,301 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At June 30, 2016, 100% of the collateral pledged by the Fund under the securities lending agreement was classified as common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
7.  LEGAL PROCEEDINGS
Several lawsuits have been filed relating to the Fund's previous investments in Tribune Company in connection with Tribune Company’s Chapter 11 bankruptcy proceeding. The lawsuits stem from a leveraged buyout transaction by which Tribune Company converted to a privately-held company in 2007. On December 7, 2010, Great-West Funds was named as a defendant and putative member of the proposed defendant class of shareholders in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company in the U.S. Bankruptcy Court for the District of Delaware. On September 20, 2011, Great-West Funds was named as a defendant and a putative defendant class member in a lawsuit filed by the indenture trustees of certain note holders of Tribune Company in the U.S. District Court for the District of Colorado.

Semi-Annual Report - June 30, 2016

These lawsuits have been consolidated with others into actions pending in the U.S. District Court for the Southern District of New York and the United States Court of Appeals for the Second Circuit. The Fund has been named as a defendant in these actions. The plaintiffs in these lawsuits seek to recover amounts paid to Tribune shareholders in connection with the leveraged buyout, plus interest and attorneys’ fees and expenses.
Management cannot predict the outcome of these lawsuits. The lawsuits allege no misconduct by Great-West Funds or the Fund, and Great-West Funds and the Fund intend to vigorously defend themselves in the lawsuits. If the lawsuits were to be decided or settled in a manner adverse to the Fund, the payment of such judgments or settlements could have an adverse effect on the Fund’s net asset value. The value of the proceeds received by the Fund in connection with the leveraged buyout is approximately $170,136.

Semi-Annual Report - June 30, 2016

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 15, 2016 (the “Meeting”), approved the continuation of the investment advisory agreement (the “Agreement”) between the Company and Great-West Capital Management, LLC (“GWCM”).
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Great-West S&P 500 Index Fund (the “Fund”) in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the sub-advisory agreement with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the sub-adviser and for recommending the hiring, termination and replacement of the sub-adviser to the Board.
On March 16, 2016, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM in connection with the proposed continuation of the Agreement and with representatives of Access Data Corp., a subsidiary of Broadridge Financial Solutions, Inc. (collectively, “Broadridge”), an independent provider of investment company data,1 and GWCM to review comparative information on the Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.
In approving the continuation of the Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreement. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.
Based upon its review of the Agreement and the information provided to it, the Board concluded that the Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreement are discussed below.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM. Among other things, the Board considered, GWCM’s personnel, experience and resources. The Board also reviewed the qualifications, background and responsibilities of the senior personnel serving the Fund. In addition, the Board considered GWCM’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures. Additionally, the quality of GWCM’s communications with the Board, as well as GWCM’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM.
Investment Performance
The Board considered the investment performance of the Fund. The Board reviewed performance information for the Fund’s Institutional Class (Initial Class, through April 30, 2015) as compared against the index the Fund is designed to track and the performance of a peer group of funds selected by Broadridge. This information included annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2015. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to returns of the index the Fund is designed to track and its peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of the index it is designed to track and to a peer group of funds.
The Board noted that, for the annualized one-, three-, five- and ten-year periods ended December 31, 2015, the Fund was in the third quartile of its peer group (the first quartile being the best performers and the fourth quartile being the worst performers) and it underperformed its index for the same periods reviewed primarily due to Fund expenses. In determining that it was satisfied with the investment performance of the Fund, the Board also considered the Fund’s performance relative to the peer group average and median.
Costs and Profitability
The Board considered the costs of services provided and profits estimated to have been realized by GWCM from its relationship with the Fund. With respect to the costs of services, the Board considered the unified investment management fee structure of the Fund and the level of the investment management fees payable by the Fund. In addition, the Board noted that GWCM, not the Fund, pays the sub-advisory fee to the sub-adviser. In evaluating the management fee and total expense ratio of the Fund’s Institutional Class, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined by Broadridge, and of the entire Lipper peer universe. Specifically, the Board considered (i) the Fund’s management fee as provided in the Agreement (the “Contractual Management Fee”) and the Fund’s management fee less certain non-management expenses such as audit and legal expenses (the “Management Fee Less Non-Management Expenses”) in comparison to the contractual management fees of the peer group of funds, and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios. In addition, the Board considered the Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe.
Based on the information provided, the Board noted that the Fund’s Contractual Management Fee and Management Fee Less Non-Management Expenses were the highest respective management fee in comparison to the contractual management fees of its peer group of funds. The Board further noted that the Fund’s total annual operating expense ratio was in the third quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses) and was greater than the average (by 3 basis points) and median (by 5 basis points) of its peer group and peer universe. The Board also considered management’s observations that one of the funds in its peer group has a total expense ratio 7 basis points below the total expense ratio of any other fund in the group and that three of the 12 funds in the peer group have total expense ratios greater than the Fund’s.
The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund.
The Board further considered the overall financial soundness of GWCM and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes and considered that while GWCM’s profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management fees payable by the Fund and whether those fees include breakpoints, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded that, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Fund.
Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM from its relationship with the Fund as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Fund by affiliates of GWCM. The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management fee was reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.
Conclusion
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreement continue to be reasonable and that the continuation of the Agreement is in the best interests of the Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	EXHIBITS.
(a)  (1) Not required in filing.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ David L. Musto

David L. Musto
President & Chief Executive Officer
Date:August 25, 2016
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ David L. Musto

David L. Musto
President & Chief Executive Officer
Date:August 25, 2016
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 25, 2016